DERIVATIVES (Tables)	12 Months Ended
Sep. 30, 2013
DERIVATIVES
Summary of fair values of contracts recorded in consolidated balance sheets
	2013	2012
Fair value recorded in other assets	$843,000	$1,360,000
Fair value recorded in other liabilities	843,000	1,360,000

Summary of gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
	2013	2012

Gross losses on derivative financial assets	$517,000	$316,000
Gross gains on derivative financial liabilities	(517,000)	(316,000)
Net gain or loss	$—	$—